UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

SouthernSun Small Cap Fund

Class N Shares - SSSFX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Class N Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class N Shares	$146	1.31%

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2024, the Fund (Class N Shares) returned 23.65%, but underperformed its benchmark, the Russell 3000TM Index which returned 35.19%.

SouthernSun Management, LLC focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by macroeconomic sentiment in addition to individual company performance. For example, macro pressures in Q2 2024 led to negative returns for small cap equities as uncertainty regarding inflation, interest rates and the economy weighted on markets and caused consumers to remain cautious with spending. Equity markets later responded positively to rate reduction and signals for further cuts, as consumers continue to be restrained, especially regarding spending on big-ticket items.

Stock selection within the consumer staples and health care sectors was responsible for the majority of the underperformance during the last year, led by Darling Ingredients Inc. (DAR) and U.S. Physical Therapy, Inc. (USPH), respectively. This was offset, in part, by stock selection within the industrials sector, led by Dycom Industries, Inc. (DY), and our underweight exposure to the energy sector, which posted a negative return for the 12-month period.

Looking forward, we believe the market may experience volatility due to the election cycle and potential future reactions to interest rate activity and economic data. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements, in order to improve the long-term upside for the portfolios.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	SouthernSun Small Cap Fund, Class N Shares - $20105	Russell 3000 ™ Index (USD)* - $33432	Russell 2000 Index (USD) - $23210
Sep/14	$10000	$10000	$10000
Sep/15	$8106	$9951	$10125
Sep/16	$9158	$11440	$11691
Sep/17	$11162	$13579	$14115
Sep/18	$11075	$15967	$16266
Sep/19	$10249	$16433	$14820
Sep/20	$10176	$18898	$14878
Sep/21	$14920	$24921	$21972
Sep/22	$14277	$20528	$16809
Sep/23	$16259	$24729	$18310
Sep/24	$20105	$33432	$23210

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 866-392-2626 or visit https://southernsunam.com/investment-products/small-cap-fund/ for current month-end performance.

Footnote Reference*As of September 2024, pursuant to the new regulatory requirements, this index has been designated as the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun Small Cap Fund, Class N Shares	23.65%	14.43%	7.23%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	12.83%
Russell 2000 Index (USD)	26.76%	9.39%	8.78%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$327,009,022	21	$2,326,397	17%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Financials	5.0%
Health Care	5.4%
Information Technology	7.1%
Materials	12.5%
Consumer Staples	16.7%
Consumer Discretionary	18.1%
Industrials	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.0%
Belden	6.5%
Darling Ingredients	6.4%
MGP Ingredients	6.4%
Louisiana-Pacific	6.0%
Enerpac Tool Group, Cl A	5.8%
Dycom Industries	5.5%
US Physical Therapy	5.4%
Live Oak Bancshares	5.0%
Dorman Products	5.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/small-cap-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

SouthernSun Small Cap Fund / Class N Shares - SSSFX

Annual Shareholder Report - September 30, 2024

SAM-AR-TSR-2024-1

The Advisors' Inner Circle Fund III

SouthernSun Small Cap Fund

Class I Shares - SSSIX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Class I Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class I Shares	$119	1.06%

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2024, the Fund (Class I Shares) returned 23.98%, but underperformed its benchmark, the Russell 3000TM Index which returned 35.19%.

SouthernSun Management, LLC focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by macroeconomic sentiment in addition to individual company performance. For example, macro pressures in Q2 2024 led to negative returns for small cap equities as uncertainty regarding inflation, interest rates and the economy weighted on markets and caused consumers to remain cautious with spending. Equity markets later responded positively to rate reduction and signals for further cuts, as consumers continue to be restrained, especially regarding spending on big-ticket items.

Stock selection within the consumer staples and health care sectors was responsible for the majority of the underperformance during the last year, led by Darling Ingredients Inc. (DAR) and U.S. Physical Therapy, Inc. (USPH), respectively. This was offset, in part, by stock selection within the industrials sector, led by Dycom Industries, Inc. (DY), and our underweight exposure to the energy sector, which posted a negative return for the 12-month period.

Looking forward, we believe the market may experience volatility due to the election cycle and potential future reactions to interest rate activity and economic data. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements, in order to improve the long-term upside for the portfolios.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	SouthernSun Small Cap Fund, Class I Shares - $206087	Russell 3000 ™ Index (USD)* - $334317	Russell 2000 Index (USD) - $232101
Sep/14	$100000	$100000	$100000
Sep/15	$81273	$99505	$101246
Sep/16	$92023	$114395	$116906
Sep/17	$112446	$135795	$141155
Sep/18	$111845	$159667	$162664
Sep/19	$103732	$164326	$148205
Sep/20	$103266	$188977	$148783
Sep/21	$151790	$249214	$219719
Sep/22	$145656	$205284	$168090
Sep/23	$166232	$247288	$183100
Sep/24	$206087	$334317	$232101

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 866-392-2626 or visit https://southernsunam.com/investment-products/small-cap-fund/ for current month-end performance.

Footnote Reference*As of September 2024, pursuant to the new regulatory requirements, this index has been designated as the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun Small Cap Fund, Class I Shares	23.98%	14.72%	7.50%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	12.83%
Russell 2000 Index (USD)	26.76%	9.39%	8.78%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$327,009,022	21	$2,326,397	17%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Financials	5.0%
Health Care	5.4%
Information Technology	7.1%
Materials	12.5%
Consumer Staples	16.7%
Consumer Discretionary	18.1%
Industrials	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.0%
Belden	6.5%
Darling Ingredients	6.4%
MGP Ingredients	6.4%
Louisiana-Pacific	6.0%
Enerpac Tool Group, Cl A	5.8%
Dycom Industries	5.5%
US Physical Therapy	5.4%
Live Oak Bancshares	5.0%
Dorman Products	5.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/small-cap-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

SouthernSun Small Cap Fund / Class I Shares - SSSIX

Annual Shareholder Report - September 30, 2024

SAM-AR-TSR-2024-2

The Advisors' Inner Circle Fund III

SouthernSun U.S. Equity Fund

Class N Shares - SSEFX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Class N Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class N Shares	$149	1.34%

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2024, the Fund (Class N Shares) returned 22.33%, but underperformed its benchmark, the Russell 3000TM Index which returned 35.19%.

SouthernSun Management, LLC focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by macroeconomic sentiment in addition to individual company performance. For example, macro pressures in Q2 2024 led to negative returns for small cap equities as uncertainty regarding inflation, interest rates and the economy weighted on markets and caused consumers to remain cautious with spending. Equity markets later responded positively to rate reduction and signals for further cuts, as consumers continue to be restrained, especially regarding spending on big-ticket items.

Stock selection within the consumer staples and health care sectors was responsible for the majority of the underperformance during the last year, led by Darling Ingredients Inc. (DAR) and U.S. Physical Therapy, Inc. (USPH), respectively. This was offset, in part, by stock selection within the industrials sector, led by Dycome Industries, Inc. (DY) and in the consumer discretionary sector, led by Boot Barn Holdings, Inc. (BOOT).

Looking forward, we believe the market may experience volatility due to the election cycle and potential future reactions to interest rate activity and economic data. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements, in order to improve the long-term upside for the portfolios.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	SouthernSun U.S. Equity Fund, Class N Shares - $19819	Russell 3000 ™ Index (USD)* - $33432	Russell 2500 Index (USD) - $24773
Sep/14	$10000	$10000	$10000
Sep/15	$8680	$9951	$10038
Sep/16	$9733	$11440	$11487
Sep/17	$10873	$13579	$13531
Sep/18	$11114	$15967	$15722
Sep/19	$9835	$16433	$15086
Sep/20	$9996	$18898	$15421
Sep/21	$14390	$24921	$22364
Sep/22	$13793	$20528	$17644
Sep/23	$16201	$24729	$19635
Sep/24	$19819	$33432	$24773

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 866-392-2626 or visit https://southernsunam.com/investment-products/ for current month-end performance.

Footnote Reference*As of September 2024, pursuant to the new regulatory requirements, this index has been designated as the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun U.S. Equity Fund, Class N Shares	22.33%	15.04%	7.08%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	12.83%
Russell 2500 Index (USD)	26.17%	10.43%	9.50%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,929,668	23	$334,705	27%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.1%
Information Technology	6.0%
Materials	8.5%
Consumer Discretionary	15.5%
Consumer Staples	16.3%
Industrials	45.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	6.4%
Darling Ingredients	6.3%
MGP Ingredients	6.0%
Belden	6.0%
Broadridge Financial Solutions	5.6%
Louisiana-Pacific	5.5%
US Physical Therapy	5.1%
Boot Barn Holdings	4.9%
Dycom Industries	4.9%
Timken	4.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

SouthernSun U.S. Equity Fund / Class N Shares - SSEFX

Annual Shareholder Report - September 30, 2024

SAM-AR-TSR-2024-4

The Advisors' Inner Circle Fund III

SouthernSun U.S. Equity Fund

Class I Shares - SSEIX

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Class I Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class I Shares	$121	1.09%

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2024, the Fund (Class I Shares) returned 22.58%, but underperformed its benchmark, the Russell 3000TM Index which returned 35.19%.

SouthernSun Management, LLC focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by macroeconomic sentiment in addition to individual company performance. For example, macro pressures in Q2 2024 led to negative returns for small cap equities as uncertainty regarding inflation, interest rates and the economy weighted on markets and caused consumers to remain cautious with spending. Equity markets later responded positively to rate reduction and signals for further cuts, as consumers continue to be restrained, especially regarding spending on big-ticket items.

Stock selection within the consumer staples and health care sectors was responsible for the majority of the underperformance during the last year, led by Darling Ingredients Inc. (DAR) and U.S. Physical Therapy, Inc. (USPH), respectively. This was offset, in part, by stock selection within the industrials sector, led by Dycome Industries, Inc. (DY) and in the consumer discretionary sector, led by Boot Barn Holdings, Inc. (BOOT).

Looking forward, we believe the market may experience volatility due to the election cycle and potential future reactions to interest rate activity and economic data. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements, in order to improve the long-term upside for the portfolios.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	SouthernSun U.S. Equity Fund, Class I Shares - $203202	Russell 3000 ™ Index (USD)* - $334317	Russell 2500 Index (USD) - $247726
Sep/14	$100000	$100000	$100000
Sep/15	$87018	$99505	$100379
Sep/16	$97825	$114395	$114869
Sep/17	$109586	$135795	$135307
Sep/18	$112283	$159667	$157218
Sep/19	$99634	$164326	$150859
Sep/20	$101485	$188977	$154207
Sep/21	$146438	$249214	$223644
Sep/22	$140756	$205284	$176438
Sep/23	$165776	$247288	$196348
Sep/24	$203202	$334317	$247726

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 866-392-2626 or visit https://southernsunam.com/investment-products/ for current month-end performance.

Footnote Reference*As of September 2024, pursuant to the new regulatory requirements, this index has been designated as the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun U.S. Equity Fund, Class I Shares	22.58%	15.32%	7.35%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	12.83%
Russell 2500 Index (USD)	26.17%	10.43%	9.50%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,929,668	23	$334,705	27%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.1%
Information Technology	6.0%
Materials	8.5%
Consumer Discretionary	15.5%
Consumer Staples	16.3%
Industrials	45.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	6.4%
Darling Ingredients	6.3%
MGP Ingredients	6.0%
Belden	6.0%
Broadridge Financial Solutions	5.6%
Louisiana-Pacific	5.5%
US Physical Therapy	5.1%
Boot Barn Holdings	4.9%
Dycom Industries	4.9%
Timken	4.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

SouthernSun U.S. Equity Fund / Class I Shares - SSEIX

Annual Shareholder Report - September 30, 2024

SAM-AR-TSR-2024-3

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$808,066	None	None	$742,366	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$25,000(2)	None	None	$35,000(2)
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$138,792	None	None	$138,710	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$22,476(3)	None	None	$20,850(3)	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust.

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$65,600	None	None	$60,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax return preparation fees for affiliates of the Funds.
(3)	Tax Fees for UK Reporting Fund Status.
(4)	Fees in connection with international withholding tax analysis.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided, that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $25,000 and $35,000 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $22,476 and $20,850 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2024 and 2023, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

SouthernSun Small Cap Fund

SouthernSun U.S. Equity Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Investment Adviser:

SouthernSun Asset Management, LLC

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	26
Notice to Shareholders	28
Approval of Investment Advisory Agreement (Form N-CSR Item 11)	30

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

SMALL CAP FUND

SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 96.3%
	Shares	Value
CONSUMER DISCRETIONARY — 18.1%
Boot Barn Holdings *	96,676	$16,171,961
Dorman Products *	143,107	16,188,264
Murphy USA	25,670	12,651,973
Polaris	87,032	7,244,544
Thor Industries	62,276	6,843,509
		59,100,251

CONSUMER STAPLES — 16.7%
Boston Beer, Cl A *	44,972	13,003,204
Darling Ingredients *	562,282	20,894,399
MGP Ingredients	249,973	20,810,253
		54,707,856

FINANCIALS — 5.0%
Live Oak Bancshares	342,503	16,224,367

HEALTH CARE — 5.4%
US Physical Therapy	209,883	17,762,398

INDUSTRIALS — 31.5%
AGCO	151,792	14,854,365
Armstrong World Industries	94,696	12,445,895
Brink's	197,533	22,842,716
Dycom Industries *	90,486	17,834,791
Enerpac Tool Group, Cl A	456,186	19,109,632
Timken	189,138	15,942,442
		103,029,841

INFORMATION TECHNOLOGY — 7.1%
Advanced Energy Industries	16,085	1,692,786
Belden	182,508	21,377,162
		23,069,948

MATERIALS — 12.5%
Ingevity *	259,014	10,101,546
Louisiana-Pacific	182,131	19,571,797

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

SMALL CAP FUND

SEPTEMBER 30, 2024

COMMON STOCK** — (continued)
	Shares	Value
MATERIALS — (continued)
Stepan	146,568	$11,322,378
		40,995,721

TOTAL COMMON STOCK
(Cost $250,596,843)		314,890,382

TOTAL INVESTMENTS— 96.3%
(Cost $250,596,843)		$314,890,382

Percentages are based on Net Assets of $327,009,022.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

U.S. EQUITY FUND

SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 96.5%
	Shares	Value
CONSUMER DISCRETIONARY — 15.5%
Boot Barn Holdings *	16,451	$2,751,923
Floor & Decor Holdings, Cl A *	11,331	1,406,970
Murphy USA	4,332	2,135,113
Polaris	14,745	1,227,374
Thor Industries	10,551	1,159,449
		8,680,829

CONSUMER STAPLES — 16.3%
Boston Beer, Cl A *	7,675	2,219,150
Darling Ingredients *	95,303	3,541,459
MGP Ingredients	40,523	3,373,540
		9,134,149

HEALTH CARE — 5.1%
US Physical Therapy	34,003	2,877,674

INDUSTRIALS — 45.1%
AGCO	20,976	2,052,711
API Group *	50,095	1,654,137
Armstrong World Industries	15,700	2,063,451
Brink's	30,870	3,569,807
Broadridge Financial Solutions	14,567	3,132,342
Dycom Industries *	13,935	2,746,588
Generac Holdings *	12,467	1,980,757
Timken	30,562	2,576,071
Trex *	17,301	1,151,901
Valmont Industries	6,318	1,831,904
Watsco	4,976	2,447,595
		25,207,264

INFORMATION TECHNOLOGY — 6.0%
Belden	28,499	3,338,088

MATERIALS — 8.5%
Ingevity *	41,829	1,631,331

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

U.S. EQUITY FUND

SEPTEMBER 30, 2024

COMMON STOCK** — (continued)
	Shares	Value
MATERIALS — (continued)
Louisiana-Pacific	28,843	$3,099,469
		4,730,800

TOTAL COMMON STOCK
(Cost $42,753,957)		53,968,804

TOTAL INVESTMENTS— 96.5%
(Cost $42,753,957)		$53,968,804

Percentages are based on Net Assets of $55,929,668.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES

	SouthernSun Small Cap Fund	SouthernSun U.S. Equity Fund
Assets:
Investments, at Value (Cost $250,596,843 and $42,753,957)	$314,890,382	$53,968,804
Cash	12,948,294	2,052,955
Receivable for Investment Securities Sold	2,139,789	–
Receivable for Capital Shares Sold	319,693	1,274
Dividend and Interest Receivable	71,566	26,948
Other Prepaid Expenses	13,151	10,196
Total Assets	330,382,875	56,060,177
Liabilities:
Payable to Investment Adviser	198,116	26,427
Payable to Administrator	25,219	4,264
Chief Compliance Officer Fees Payable	5,752	972
Shareholder Servicing Fees Payable, Class N Shares	–	500
Shareholder Servicing Fees Payable, Class I Shares	29,734	500
Distribution Fees Payable, Class N Shares	15,018	1,758
Payable to Trustees	206	–
Payable for Investment Securities Purchased	1,683,258	24,273
Payable for Capital Shares Redeemed	1,315,985	30,647
Payable for Transfer Agent Fees	10,627	8,369
Other Accrued Expenses and Other Payables	89,938	32,799
Total Liabilities	3,373,853	130,509
Commitments and Contingencies†
Net Assets	$327,009,022	$55,929,668
Net Assets Consist of:
Paid-in Capital	$237,176,612	$39,435,133
Total Distributable Earnings	89,832,410	16,494,535
Net Assets	$327,009,022	$55,929,668
Class N Shares:
Net Assets	$35,107,694	$3,468,788
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,170,749	224,785
Net Asset Value, Offering and Redemption Price Per Share	$29.99	$15.43
Class I Shares:
Net Assets	$291,901,328	$52,460,880
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	9,371,392	3,405,585
Net Asset Value, Offering and Redemption Price Per Share	$31.15	$15.40

† See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

FOR THE YEAR ENDED

SEPTEMBER 30, 2024

STATEMENTS OF OPERATIONS

	SouthernSun Small Cap Fund	SouthernSun U.S. Equity Fund
Investment Income:
Dividends	$2,448,806	$464,961
Interest	626,517	128,950
Total Investment Income	3,075,323	593,911
Expenses:
Investment Advisory Fees	2,326,397	367,863
Administration Fees (Note 4)	298,054	47,126
Shareholder Serving Fees - Class N Shares (Note 4)	35,125	1,524
Shareholder Serving Fees - Class I Shares (Note 4)	284,967	19,528
Distribution Fees, Class N Shares	85,098	8,537
Transfer Agent Fees (Note 4)	68,936	54,878
Legal Fees	52,424	8,088
Registration and Filing Fees	46,244	35,862
Printing Fees	41,759	9,193
Audit Fees	38,303	8,324
Trustees' Fees	25,948	4,020
Chief Compliance Officer Fees	11,883	1,969
Custodian Fees (Note 4)	10,011	1,223
Other Expenses	32,710	9,858
Total Expenses	3,357,859	577,993
Less:
Waiver of Investment Advisory Fees	–	(33,158)
Net Expenses	3,357,859	544,835
Net Investment Income (Loss)	(282,536)	49,076
Net Realized Gain (Loss) on:
Investments	33,211,055	6,247,541
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	35,066,694	3,814,509
Net Realized and Unrealized Gain	68,277,749	10,062,050
Net Increase in Net Assets Resulting from Operations	$67,995,213	$10,111,126

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$(282,536)	$(395,565)
Net Realized Gain (Loss)	33,211,055	35,902,045
Net Change in Unrealized Appreciation (Depreciation)	35,066,694	4,235,093
Net Increase in Net Assets Resulting From Operations	67,995,213	39,741,573
Distributions:
Class N Shares	(4,396,986)	(3,055,630)
Class I Shares	(34,045,379)	(26,997,456)
Total Distributions	(38,442,365)	(30,053,086)
Capital Share Transactions:
Class N Shares
Issued	1,063,436	5,295,934
Reinvestment of Distributions	4,332,763	3,009,292
Redeemed	(9,139,328)	(8,740,429)
Net Class N Shares Transactions	(3,743,129)	(435,203)
Class I Shares
Issued	43,380,171	109,568,132
Reinvestment of Distributions	33,870,767	26,807,148
Redeemed	(103,046,390)	(106,890,715)
Net Class I Shares Transactions	(25,795,452)	29,484,565
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(29,538,581)	29,049,362
Total Increase in Net Assets	14,267	38,737,849
Net Assets:
Beginning of Year	326,994,755	288,256,906
End of Year	$327,009,022	$326,994,755

Shares Transactions:
Class N Shares
Issued	39,534	185,962
Reinvestment of Distributions	167,353	111,332
Redeemed	(338,733)	(296,046)
Total Class N Shares Transactions	(131,846)	1,248
Class I Shares
Issued	1,544,710	3,611,977
Reinvestment of Distributions	1,261,951	963,246
Redeemed	(3,617,752)	(3,681,587)
Total Class I Shares Transactions	(811,091)	893,636
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(942,937)	894,884

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net Investment Income (Loss)	$49,076	$172,296
Net Realized Gain (Loss)	6,247,541	5,377,454
Net Change in Unrealized Appreciation (Depreciation)	3,814,509	1,288,500
Net Increase in Net Assets Resulting From Operations	10,111,126	6,838,250
Distributions:
Class N Shares	(397,017)	(599,304)
Class I Shares	(4,945,302)	(6,364,004)
Total Distributions	(5,342,319)	(6,963,308)
Capital Share Transactions:
Class N Shares
Issued	191,595	329,306
Reinvestment of Distributions	391,081	589,580
Redeemed	(946,581)	(884,380)
Net Class N Shares Transactions	(363,905)	34,506
Class I Shares
Issued	6,727,582	5,620,941
Reinvestment of Distributions	4,558,952	6,150,187
Redeemed	(5,779,683)	(5,627,583)
Net Class I Shares Transactions	5,506,851	6,143,545
Net Increase in Net Assets From Capital Share Transactions	5,142,946	6,178,051
Total Increase in Net Assets	9,911,753	6,052,993
Net Assets:
Beginning of Year	46,017,915	39,964,922
End of Year	$55,929,668	$46,017,915

Shares Transactions:
Class N Shares
Issued	13,916	22,140
Reinvestment of Distributions	29,307	45,357
Redeemed	(68,462)	(63,028)
Total Class N Shares Transactions	(25,239)	4,469
Class I Shares
Issued	472,600	384,046
Reinvestment of Distributions	341,703	474,959
Redeemed	(412,998)	(399,925)
Total Class I Shares Transactions	401,305	459,080
Net Increase in Shares Outstanding From Share Transactions	376,066	463,549

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class N Shares

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020
Net Asset Value, Beginning of Year	$27.70	$26.60	$31.13	$21.28	$22.59
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.09)	(0.10)	(0.13)	0.01	(0.01	)(1)
Net Realized and Unrealized Gain (Loss)	6.06	3.73	(0.96)	9.90	(0.02)
Total from Investment Operations	5.97	3.63	(1.09)	9.91	(0.03)
Dividends and Distributions:
Net Investment Income	—	—	(0.01)	—	(0.01)
Net Realized Gains	(3.68)	(2.53)	(3.43)	(0.06)	(1.27)
Total Dividends and Distributions	(3.68)	(2.53)	(3.44)	(0.06)	(1.28)
Net Asset Value, End of Year	$29.99	$27.70	$26.60	$31.13	$21.28
Total Return	23.65%†	13.88%†	(4.31)%†	46.63%†	(0.72	)%(1)(2)
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$35,108	$36,078	$34,619	$41,132	$31,784
Ratio of Net Expenses to Average Net Assets	1.31%	1.33%	1.30%	1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets(3)	1.31%	1.33%	1.31%	1.30%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.32)%	(0.33)%	(0.43)%	0.05%	(0.05	)%(1)
Portfolio Turnover Rate	17%	40%	37%	45%	25%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(3)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020
Net Asset Value, Beginning of Year	$28.57	$27.31	$31.85	$21.73	$23.04
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.02)	(0.02)	(0.05)	0.10	0.04	(1)
Net Realized and Unrealized Gain (Loss)	6.28	3.81	(0.98)	10.10	(0.01)
Total from Investment Operations	6.26	3.79	(1.03)	10.20	0.03
Dividends and Distributions:
Net Investment Income	—	—	(0.08)	(0.02)	(0.07)
Net Realized Gains	(3.68)	(2.53)	(3.43)	(0.06)	(1.27)
Total Dividends and Distributions	(3.68)	(2.53)	(3.51)	(0.08)	(1.34)
Net Asset Value, End of Year	$31.15	$28.57	$27.31	$31.85	$21.73
Total Return	23.98%†	14.13%†	(4.04)%†	47.00%†	(0.45	)%(1)(2)
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$291,901	$290,917	$253,638	$255,677	$136,123
Ratio of Net Expenses to Average Net Assets	1.06%	1.08%	1.05%	1.00%	1.00%
Ratio of Gross Expenses to Average Net Assets(3)	1.06%	1.08%	1.06%	1.04%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06)%	(0.08)%	(0.18)%	0.31%	0.20	%(1)
Portfolio Turnover Rate	17%	40%	37%	45%	25%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(3)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

U.S. Equity Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class N Shares

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020
Net Asset Value, Beginning of Year	$14.16	$14.37	$17.18	$11.98	$11.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.02)	0.02	0.01	0.09	0.07	(1)
Net Realized and Unrealized Gain (Loss)	2.93	2.26	(0.56)	5.17	0.14
Total from Investment Operations	2.91	2.28	(0.55)	5.26	0.21
Dividends and Distributions:
Net Investment Income	(0.02)	(0.04)	(0.08)	(0.06)	(0.13)
Net Realized Gains	(1.62)	(2.45)	(2.18)	—	—
Total Dividends and Distributions	(1.64)	(2.49)	(2.26)	(0.06)	(0.13)
Net Asset Value, End of Year	$15.43	$14.16	$14.37	$17.18	$11.98
Total Return	22.33%†	17.46%†	(4.15)%†	43.95%†	1.64	%(1)(2)
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$3,469	$3,541	$3,528	$4,991	$4,588
Ratio of Net Expenses to Average Net Assets	1.34%	1.34%	1.34%	1.33%	1.32	%(3)
Ratio of Gross Expenses to Average Net Assets(4)	1.41%	1.40%	1.50%	1.49%	1.37%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.12)%	0.16%	0.03%	0.52%	0.60	%(1)
Portfolio Turnover Rate	27%	39%	27%	36%	11%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(3)	Includes reduction from broker recapture amounting to 0.02% for the fiscal year ended 2020.
(4)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

U.S. Equity Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

Class I Shares

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^	Year Ended September 30, 2020
Net Asset Value, Beginning of Year	$14.14	$14.32	$17.12	$11.94	$11.86
Income (Loss) from Investment Operations:
Net Investment Income*	0.02	0.06	0.04	0.12	0.10	(1)
Net Realized and Unrealized Gain (Loss)	2.91	2.25	(0.54)	5.15	0.13
Total from Investment Operations	2.93	2.31	(0.50)	5.27	0.23
Dividends and Distributions:
Net Investment Income	(0.05)	(0.04)	(0.12)	(0.09)	(0.15)
Net Realized Gains	(1.62)	(2.45)	(2.18)	—	—
Total Dividends and Distributions	(1.67)	(2.49)	(2.30)	(0.09)	(0.15)
Net Asset Value, End of Year	$15.40	$14.14	$14.32	$17.12	$11.94
Total Return	22.58%†	17.77%†	(3.88)%†	44.29%†	1.86	%(1)(2)
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$52,461	$42,477	$36,437	$42,723	$34,672
Ratio of Net Expenses to Average Net Assets	1.09%	1.09%	1.09%	1.08%	1.07	%(3)
Ratio of Gross Expenses to Average Net Assets(4)	1.16%	1.15%	1.25%	1.24	1.12%
Ratio of Net Investment Income to Average Net Assets	0.12%	0.41%	0.28%	0.76%	0.85	%(1)
Portfolio Turnover Rate	27%	39%	27%	36%	11%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
(2)	The total return is calculated using the published Net Asset Value as of fiscal year end.
(3)	Includes reduction from broker recapture amounting to 0.02% for the fiscal year ended 2020.
(4)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 52 funds. The financial statements herein are those of the SouthernSun Small Cap Fund (the "Small Cap Fund") and the SouthernSun U.S. Equity Fund (the "U.S. Equity Fund") (collectively, the "Funds"). The investment objective of each of the Funds is to seek to provide long-term capital appreciation. The Funds are classified as a non-diversified investment company. SouthernSun Asset Management, LLC (the “Adviser”) serves as each Funds’ investment adviser. The Funds currently offer Class N Shares and Class I Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Each Fund offers different classes of shares. Each Fund offers Class N Shares and Class I Shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Small Cap Fund and the U.S. Equity Fund operated as AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) and the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) and, together with the Small Cap Predecessor Fund (the “Predecessor Funds”). On January 28, 2021, the shareholders of the Predecessor Funds approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds on February 16, 2021 in a tax-free transaction. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to February 16, 2021.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of September 30, 2024, the Funds had no fair value securities.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

For the year ended September 30, 2024, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If a shareholder owns Fund shares on a Fund’s record date, the shareholder will be entitled to receive the distribution.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended September 30, 2024, the Small Cap Fund and the U.S. Equity Fund paid $298,054 and $47,126 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of both Class N Shares and Class I Shares of the Funds will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statements of Operations as Shareholder Servicing Fees. For the year ended September 30, 2024, the Small Cap Fund and the U.S. Equity Fund paid Class N Shares and Class I Shares, $35,125 and $284,967 and $1,524 and $19,528, for these services, respectively.

Brown Brother Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the year ended September 30, 2024, the Small Cap Fund and the U.S. Equity Fund paid $10,011 and $1,223 for these services, respectively.

Atlantic Shareholder Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the year ended September 30, 2024, the Small Cap Fund and the U.S. Equity Fund paid $68,936 and $54,878 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Small Cap Fund and the U.S. Equity Fund at a fee calculated at an annual rate of 0.75% of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Class N Shares and Class I Shares from exceeding certain levels as set forth below until January 31, 2025. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2025. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. During the year ended September 30, 2024, the Funds did not recoup any previously waived fees.

Accordingly, the contractual expense limitations for the Small Cap Fund and the U.S. Equity Fund are 1.25% and 1.09%, respectively.

At September 30, 2024, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	Expiring 2025	Expiring 2026	Expiring 2027
Small Cap Fund	$51,614	$—	$—
U.S. Equity Fund	73,696	28,634	33,158

6. Investment Transactions:

For the year ended September 30, 2024, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Small Cap Fund	U.S. Equity Fund
Purchases
U.S. Government	$—	$—
Other	49,825,735	14,057,115
Sales
U.S. Government	$—	$—
Other	117,989,306	12,823,774

For the year ended September 30, 2024, there were no purchases and sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

The following differences, primarily attributable to net operating loss, have been reclassified to/from the following accounts during the fiscal year ended September 30, 2024:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Small Cap Fund	$56,330	$(56,330)

The tax character of dividends and distributions declared during the years ended September 30, 2024 and September 30, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Fund
2024	$88,073	$38,354,292	$38,442,365
2023	—	30,053,086	30,053,086
U.S. Equity Fund
2024	507,943	4,834,376	5,342,319
2023	665,994	6,297,314	6,963,308

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Small Cap Fund	U.S. Equity Fund
Undistributed Long-Term Capital Gains	$27,852,781	$5,432,540
Late-Year Loss Deferral	(226,202)	–
Unrealized Appreciation	62,205,785	11,061,992
Other Temporary Differences	46	3
Net Distributable Earnings	$89,832,410	$16,494,535

Qualified late-year loss deferral represents ordinary losses realized from January 1, 2024 through September 30, 2024, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having risen in the following fiscal year.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at September 30, 2024, were as follows:

	Federal Tax Cost*	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Aggregate Gross Net Unrealized Appreciation
Small Cap Fund	$252,684,597	$88,799,509	$(26,593,724)	$62,205,785
U.S. Equity Fund	42,906,812	14,819,964	(3,757,972)	11,061,992

* Federal tax cost is different from book cost primarily due to deferral of wash sales.

8. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

FOCUSED INVESTMENT RISK (Small Cap Fund and U.S. Equity Fund) — A significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

FOREIGN COMPANY RISK (Small Cap Fund) — Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

LIQUIDITY RISK (Small Cap Fund and U.S. Equity Fund) — Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

MARKET RISK (Small Cap Fund and U.S. Equity Fund) — The market price of securities and other investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

MANAGEMENT RISK (Small Cap Fund and U.S. Equity Fund) — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

SMALL-CAPITALIZATION COMPANIES RISK (Small Cap Fund and U.S. Equity Fund) — The risk that small-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. Small-capitalization stocks may be traded over-the-counter or listed on an exchange.

MID-CAPITALIZATION COMPANIES RISK (U.S. Equity Fund) — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

NON-DIVERSIFIED FUND RISK (Small Cap Fund and U.S. Equity Fund) — The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SECTOR EMPHASIS RISK (Small Cap Fund and U.S. Equity Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

INDUSTRIAL SECTORS RISK (Small Cap Fund and U.S. Equity Fund) — A Fund with substantial holdings in the industrials sector may be subject to greater risks than a portfolio without such a focus. The industrials sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. A Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

VALUE STYLE RISK (Small Cap Fund and U.S. Equity Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9. Concentration of Shareholders:

At September 30, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Small Cap Fund, Class N Shares	2	77%
Small Cap Fund, Class I Shares	2	80%
U.S. Equity Fund, Class N Shares	4	82%
U.S. Equity Fund, Class I Shares	3	45%

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund (two of the Funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis,

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SouthernSun Funds

SEPTEMBER 30, 2024

evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 22, 2024

We have served as the auditor of one or more investment companies in SouthernSun Asset Management, LLC or its predecessor since 2014.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a September 30, 2024 tax year end, this notice is for informational purposes only. For shareholders with a September 30 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2024, the Funds are designating the following items with regard to distributions paid during the period.

	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Total Distribution	Dividends Qualifying for Corporate Dividends Received Deduction(1)
Small Cap Fund	99.77%	0.23%	100.00%	100.00%
U.S. Equity Fund	90.49%	9.51%	100.00%	100.00%

	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
Small Cap Fund	100.00%	0.00%	0.00%	100.00%
U.S. Equity Fund	100.00%	0.00%	0.00%	100.00%

(1)    Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)    The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)     “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions).

(4)    The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)    The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (FORM N-CSR ITEM 11)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on September 11–12, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2024

investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or

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SouthernSun Funds

SEPTEMBER 30, 2024

other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SouthernSun Funds

P.O. Box 588

Portland, ME 04112

(866) 392-2626

Investment Adviser:

SouthernSun Asset Management, LLC

240 Madison Avenue, Suite 800

Memphis, TN 38103

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

SAM-AR-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: December 6, 2024